Stock-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation
9.	Stock-based Compensation
Stock-based compensation expense
Stock-based compensation expense included in the accompanying consolidated statements of operations for the years ended December 31, 2022 and 2021 are as follows (in thousands):

	Years ended December 31,
	2022	2021
Research and development	$398	$143
Sales and marketing	468	175
General and administrative	833	468

Total stock-based compensation	$1,699	$786

Equity incentive plan
In August 2009, the Company adopted an equity incentive plan (the “2009 Plan”), which is a broad-based, long-term program intended to attract, retain and motivate talented employees and align stockholder and employee interests. The 2009 Plan provides for the issuance of incentive stock options or nonqualified stock options, and restricted stock units, or RSUs to employees, officers, directors, and consultants of the Company.
Under the 2009 Plan, incentive stock options can be granted with an exercise price not less than the fair value of the stock at the date of grant as determined by the Board of Directors. For incentive stock options granted to a person who, at the time of the grant, owns stock representing more than 10% of the total combined voting power of all classes of stock of the Company, the per share exercise price must be no less than 110% of the fair value on the date of the grant as determined by the Board of Directors. All awards have ten-year
terms and vest and generally become fully exercisable after five years of service from the date of grant.
The 2009 Plan also allows for the issuance of restricted common stock upon early exercise of nonvested stock options subject to the repurchase right of the Company. The repurchase right lapses in accordance with the vesting schedule of the original option. Shares of restricted stock were awarded to certain senior executives of the Company and 1,348,887 restricted stock units were issued and fully vested prior to 2018.
In September 2019, the board approved the 2019 Equity Incentive Plan (the “2019 Plan”) that increased the number of shares of Common Stock that are reserved and available for issuance under the 2019 Plan by 5,500,000 shares. The 2019 Plan increases the maximum number of shares that may be issued under the 2019 Plan pursuant to the exercise of “incentive stock options” as defined in Section 422 of the Internal Revenue Code of 1986, as amended. Whereas, the Board has determined to (a) terminate the 2009 Equity Incentive Plan and (b) adopt the 2019 Plan in order to continue to provide equity incentives to attract, retain and motivate eligible service providers of the Company. Stock options previously granted under the 2009 Plan will remain outstanding until either exercised or canceled
. All the remaining available shares under the 2009 Plan will be allocated to the 2019 Plan. In January 2022, the board approved an increase to the number of shares of Common Stock that are reserved and available for issuance under the 2019 plan by 1,500,000 shares.
The Company records stock-based compensation awards based on fair value of the stock-based awards as of the grant date using the Black-Scholes option-pricing model. The Company recognizes such costs as compensation expense on a straight-line basis over the employee’s requisite service period, which is generally five years.
At December 31, 2022, there are 1,923,128 shares available for future grant under the 2009 and 2019 Equity Incentive Plans.

The following table summarizes the Company’s stock option activity under both plans for the years ended December 31, 2022 and 2021:

	Shares Available For Grant	Stock Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)

Balance outstanding at December 31, 2020	3,827,465	11,941,846	$0.66	6.36
Granted	(4,049,000)	4,049,000	0.93
Exercised	—	(133,932)	0.44
Canceled	825,358	(825,358)	0.64
Expired	32,500	(32,500)	0.25

Balance outstanding at December 31, 2021	636,323	14,999,056	$0.73	6.54
Increased option pool	1,500,000	—	—
Granted	(2,013,000)	2,013,000	1.65
Exercised	—	(3,566,931)	0.47
Cancele d	1,086,505	(1,086,505)	0.81
Expired	713,300	(713,300)	0.43

Balance outstanding at December 31, 2022	1,923,128	11,645,320	$1.05	7.34

Exercisable at December 31, 2022		6,520,050	$0.89	6.43

Vested and expected to vest at December 31, 2022		11,645,320	$1.05	7.34

The weighted-average grant date fair value per share of options granted were $1.04 and $0.63 for the years ended December 31, 2022 and 2021, respectively. As of December 31, 2022, total compensation cost related to unvested stock-based awards granted to employees under the Company’s stock plan but not yet recognized were $3.4 million and is expected to be recognized on a straight-line basis over a weighted-average period of 2.41 years. The aggregate intrinsic value of options exercised for the years ended December 31, 2022 and 2021 was $3.9 million and $0.1 million, respectively.
On October 2, 2022, the Company modified 1,535,000 stock options that were granted in 2021 at an exercise price of $0.93 to a modified exercise price of $1.58 based on the results of an updated 409A valuation. The modification resulted in a reduced fair value, and the repricing was a Type 1 probable-to-probable
modification and no change to the accounting for the original stock option issuance was recorded, because the initial accounting considered the updated valuation.
Determination of Fair Value
The following assumptions were used to calculate the fair value of the stock-based awards:

	Years Ended December 31,
	2022	2021

Fair value per share of common stock	$1.58-$3.20	$1.58
Expected term (years)	5.28-10.00	5.52-10.00
Expected volatility	43%-69%	43%-45%
Risk-free interest rate	1.63%-4.20%	0.92%-1.56%
Expected dividend yield	0%	0%

The Company records stock-based compensation awards based on fair value of the stock-based awards as of the grant date using the Black-Scholes option-pricing model. The Company recognizes such costs as compensation expense on a straight-line basis over the employee’s requisite service period, which is generally five years.